Debt - Schedule of Revolving Credit Facilities (Details) - Jul. 31, 2017 - Revolving Credit Facility € in Thousands, $ in Thousands	USD ($)	EUR (€)
Revolving Credit Facility A
Debt
Maximum amount | $	$ 1,200,000
Revolving Credit Facility B
Debt
Maximum amount | €		€ 725,000